UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                             September 30, 2004


   Mutual Funds                                        Quantity        Value

        AEGIS Value Fund                                 8,929     $   158,750
        Bridgeway Ultra Small Company Market Fund       24,277         375,800
        Bjurman Micro-Cap Growth Cl D                   11,885         359,294
        Bogle Small Cap Growth                          13,603         360,212
        Boston Partners Small Cap Value                  8,920         206,675
        FBR Small Cap Financial Fund                     2,829         101,514
	Fifth Third FDS Micro Cap Value	                28,125	       289,409
	Munder Small Cap Value Cl A	                 5,378	       125,366
	Numeric Investors Small Cap Value	        17,475	       298,123
	Perritt Micro Cap Opportunities Fund	         8,631	       208,342
	RS Investment Partners	                        11,162	       359,740
	Royce Opportunity Fund	                        25,036	       310,952
	Royce Value Plus Fund	                        35,342	       343,528
	Tamarack Enterprise 	                         5,249	       125,182
	Wasatch Advisors Micro Cap Fund                 39,044	       275,259
	Wasatch Small Cap Value Fund                    29,263	       161,824
	William Blair Small Cap Growth Fund	        15,081	       360,580
                                                                    ----------

	Total Mutual Funds 		                             4,420,550
                                                                    ----------

   Short-Term Securities

	TD Waterhouse Money Market		                         8,091
                                                                    ----------

   Total Investments in Securities			             4,428,641

   Other assets 			                               155,305
                                                                    ----------

   Net Assets			                                    $4,583,946
                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                 September 30, 2004


   Mutual Funds 		                      Quantity	       Value

        American Funds Amcap F                          8,711      $   148,001
        American Funds - Growth Fund of America F       7,928          197,796
        Bridgeway Large Cap Growth CL N                14,192          142,627
        Calamos Growth A                                3,206          151,272
        Cambiar Opportunity Inst                       13,346          197,392
        Chesapeake Core Growth                          9,459          142,540
        Dodge & Cox Stock                               1,715          203,944
        Excelsior Value and Restructuring               4,635          176,074
        Hotchkis and Wiley Mid-Cap Value A              8,378          208,198
        ICAP Select Equity                              6,414          201,451
        Jensen Portfolio                                6,433          146,415
        Mairs & Power Growth                            3,225          209,407
        Meridian Value                                  3,864          150,430
        PBHG Clipper Focus                              8,845          140,819
        PIMCO PEA Value A                              12,080          201,246
        Quaker Aggressive Growth CL A                   7,390          151,412
        TCW Galileo Value Opportunities I               6,939          138,855
        Thompson Plumb Growth                           4,281          188,960
        Victory Diversified Stock A                     9,856          149,907
        Wasatch Heritage Growth                        15,000          147,900
                                                                   -----------

        Total Mutual Funds                                           3,394,646
                                                                   -----------
   Short-Term Securities

        TD Waterhouse Money Market                                         816
                                                                   -----------

   Total Investments in Securities                                   3,395,462

   Other assets                                                         81,649
                                                                   -----------

   Net Assets                                                      $ 3,477,111
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: November 23, 2004